NET LOSS PER SHARE - Weighted-average outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	96,646,298	286,484,598
Founders Preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive		484,912
Series A-1 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive		10,902,511
Series A-2 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive		16,026,810
Series A-3 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive		7,413,655
Series A-4 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive		1,762,026
Series A-5 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive		7,995,163
Series A-6 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive		10,881,463
Series A-7 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive		45,162,477
Series B convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive		97,945,841
Series C convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive		62,492,365
Options issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	17,675,097	25,417,375
Warrants issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	23,153,267
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	9,621,113
Common stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	1,481,065
Performance stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	44,715,756